FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - Foreign Currency Exchange Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Philippines, Pesos [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Effect of 5.0% depreciation in functional currency against U.S dollar on net loss after taxation	$ (1.0)	$ (1.6)
Effect of 5.0% appreciation in functional currency against U.S dollar on net loss after taxation	1.0	1.6
Euro [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Effect of 5.0% depreciation in functional currency against U.S dollar on net loss after taxation	(0.2)	(0.1)
Effect of 5.0% appreciation in functional currency against U.S dollar on net loss after taxation	0.2	0.1
Pakistan, Rupees [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Effect of 5.0% depreciation in functional currency against U.S dollar on net loss after taxation	0.1	(0.3)
Effect of 5.0% appreciation in functional currency against U.S dollar on net loss after taxation	$ 0.1	$ 0.3